UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03916

Name of Registrant: Vanguard Specialized Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31st

Date of reporting period: April 30, 2014

Item 1: Schedule of Investments

Vanguard Precious Metals and Mining Fund

Schedule of Investments
As of April 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (98.0%)
Australia (12.2%)
	Iluka Resources Ltd.	13,500,000	112,156
1	OZ Minerals Ltd.	30,000,000	103,247
*,^,1Aquila Resources Ltd.		24,000,000	55,984
*	Resolute Mining Ltd.	25,500,000	14,414
*,^,1St. Barbara Ltd.		60,536,881	12,169
*,1	Equatorial Resources Ltd.	10,082,288	4,764
*,1	Galaxy Resources Ltd.	86,393,638	4,655
*,1	Reed Resources Ltd.	70,492,923	1,509
*	Galaxy Resources Ltd. Warrants Exp. 12/31/2014	18,750,000	157
*,1	Apex Minerals NL	55,654,166	—
			309,055
Belgium (8.3%)
	Umicore SA	4,300,000	210,783

Canada (37.1%)
*,1	Dominion Diamond Corp.	11,045,837	138,772
1	Nevsun Resources Ltd.	37,839,800	137,059
	Potash Corp. of Saskatchewan Inc.	3,500,000	126,518
	Agnico Eagle Mines Ltd.	3,900,000	115,284
*	Kinross Gold Corp.	28,000,000	113,680
*	Osisko Mining Corp.	11,213,452	80,312
	Goldcorp Inc. (NYSE Shares)	1,950,933	48,227
	Centerra Gold Inc.	9,300,000	47,686
*	Primero Mining Corp.	5,769,300	36,478
	Alamos Gold Inc.	2,500,000	23,379
*	Mountain Province Diamonds Inc.	3,000,000	13,781
^	Alacer Gold Corp.	4,950,000	11,832
	SEMAFO Inc.	2,169,686	8,116
*	B2Gold Corp.	1,860,800	5,348
*,^,1Belo Sun Mining Corp.		20,000,000	5,018
*	True Gold Mining Inc.	13,000,000	4,744
	Goldcorp Inc.	183,500	4,532
	Eldorado Gold Corp.	710,600	4,331
*	New Gold Inc.	800,800	4,048
	Yamana Gold Inc.	482,700	3,616
*	B2Gold Corp. (AMEX Shares)	1,000,000	2,890
*,2	Kaminak Gold Corp. Class A	3,660,000	2,671
*,^	Kirkland Lake Gold Inc.	688,000	1,940
*	NovaCopper Inc.	1,438,844	1,612
*,^	Bear Creek Mining Corp.	477,800	636
*,^	Luna Gold Corp.	342,500	328
*	True Gold Mining Inc. Warrants Exp. 8/18/2014	6,500,000	178
			943,016

France (1.4%)
	Imerys SA		413,418	36,306

Papua New Guinea (0.0%)
*	Bougainville Copper Ltd.		2,000,000	941

Russia (1.6%)
	Uralkali OJSC GDR		1,850,000	41,034

United Kingdom (23.6%)
	Johnson Matthey plc		3,800,000	210,218
	BHP Billiton plc		3,500,000	113,627
1	Hochschild Mining plc		38,210,686	106,646
1	African Barrick Gold plc		22,255,000	93,361
	Randgold Resources Ltd. ADR (NASDAQ Shares)		449,125	35,962
	Randgold Resources Ltd. ADR		257,400	20,610
	Petropavlovsk plc		9,075,103	10,445
	Randgold Resources Ltd.		100,000	8,038
				598,907
United States (13.8%)
1	AMCOL International Corp.		2,998,000	137,458
	Mosaic Co.		1,950,000	97,578
	Newmont Mining Corp.		3,600,000	89,388
	Royal Gold Inc.		354,300	23,455
^	Gold Resource Corp.		500,000	2,305
				350,184
Total Common Stocks (Cost $3,147,585)				2,490,226
Precious Metals (0.1%)
*	Platinum Bullion (In Troy Ounces)		2,009	2,861
Total Precious Metals (Cost $1,212)				2,861
		Coupon
Temporary Cash Investment (3.1%)
Money Market Fund (3.1%)

	[3,4] Vanguard Market Liquidity Fund (Cost $79,587)	0.124%	79,586,840	79,587
Total Investments (101.2%) (Cost $3,228,384)				2,572,674
Other Assets and Liabilities-Net (-1.2%)[4]				(31,246)
Net Assets (100%)				2,541,428

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,150,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Restricted security represents 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $14,418,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Precious Metals and Mining Fund

whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the latest quoted bid prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America	1,290,529	2,671	—
Common Stocks—Other	35,962	1,161,064	—
Precious Metals	—	2,861	—
Temporary Cash Investments	79,587	—	—
Total	1,406,078	1,166,596	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Jan. 31, 2014		from		Apr. 31, 2014
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
African Barrick Gold plc	82,897	—	3,245	447	93,361

Precious Metals and Mining Fund

AMCOL International Corp.	102,142	—	—	600	137,458
Apex Minerals NL	—	—	—	—	—
Aquila Resources Ltd.	52,981	—	2,188	—	55,984
Belo Sun Mining Corp.	7,093	—	—	—	5,018
Dominion Diamond Corp.	165,650	—	4,607	—	138,772
Equatorial Resources Ltd.	5,118	—	—	—	4,764
Galaxy Resources Ltd.	5,066	—	—	—	4,655
Glory Resources Ltd.	4,912	—	5,132	—	—
Hochschild Mining plc	98,261	—	2,449	—	106,646
Nevsun Resources Ltd.	138,958	—	—	1,153	137,059
OZ Minerals Ltd.	92,430	—	—	2,708	103,247
Panoramic Resources Ltd.	4,509	—	8,194	—	—
Petropavlovsk plc	15,010	—	5,656	—	NA1
Reed Resources Ltd.	3,377	—	175	—	1,509
St. Barbara Ltd.	16,588	—	—	—	12,169
	794,992			4,908	800,642

1 Not applicable — At April 30, 2014, the security was still held, but the issuer was no longer an affiliated company of the fund.

E. At April 30, 2014, the cost of investment securities for tax purposes was $3,390,349,000. Net unrealized depreciation of investment securities for tax purposes was $817,675,000, consisting of unrealized gains of $113,026,000 on securities that had risen in value since their purchase and $930,701,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Fund

Schedule of Investments
As of April 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (96.8%)
United States (74.9%)
Biotechnology (10.4%)
	Amgen Inc.	8,213,855	917,898
*,1 Vertex Pharmaceuticals Inc.		11,807,500	799,368
*	Regeneron Pharmaceuticals Inc.	2,506,100	744,036
*	Incyte Corp. Ltd.	7,795,343	378,542
*	Alkermes plc	5,589,535	258,572
*,1 Alnylam Pharmaceuticals Inc.		4,973,900	246,357
*	Biogen Idec Inc.	559,700	160,701
*	Gilead Sciences Inc.	1,879,100	147,491
*	Cubist Pharmaceuticals Inc.	1,323,142	92,699
*	Ironwood Pharmaceuticals Inc. Class A	3,901,498	42,995
			3,788,659
Chemicals (0.6%)
	Monsanto Co.	1,835,700	203,212

Food & Staples Retailing (2.5%)
	Walgreen Co.	8,538,500	579,764
	CVS Caremark Corp.	4,388,100	319,103
			898,867
Health Care Equipment & Supplies (11.0%)
	Medtronic Inc.	11,336,900	666,836
*	Boston Scientific Corp.	39,743,200	501,162
*	Edwards Lifesciences Corp.	5,067,100	412,817
	Covidien plc	4,994,700	355,872
	St. Jude Medical Inc.	5,420,900	344,064
	Abbott Laboratories	7,591,400	294,091
	Becton Dickinson and Co.	2,505,300	283,174
*	CareFusion Corp.	5,661,354	221,132
	CR Bard Inc.	1,526,200	209,593
	Zimmer Holdings Inc.	1,779,800	172,285
*	Hologic Inc.	7,379,300	154,855
	DENTSPLY International Inc.	2,826,100	126,129
	Stryker Corp.	1,433,500	111,455
*	Intuitive Surgical Inc.	297,800	107,714
*	NuVasive Inc.	1,628,303	54,890
			4,016,069
Health Care Providers & Services (18.2%)
	UnitedHealth Group Inc.	20,267,500	1,520,873
	McKesson Corp.	6,770,000	1,145,416
	Humana Inc.	6,226,994	683,413
	Cigna Corp.	6,702,300	536,452
	Aetna Inc.	6,618,683	472,905
	WellPoint Inc.	3,675,200	370,019
	Universal Health Services Inc. Class B	4,484,600	366,795
*	HCA Holdings Inc.	6,746,600	350,823
	Cardinal Health Inc.	5,043,241	350,556
*	Express Scripts Holding Co.	3,265,000	217,384
*	IMS Health Holdings Inc.	6,906,363	163,957

*	Community Health Systems Inc.	3,933,804	149,052
	Owens & Minor Inc.	3,000,000	100,620
*	WellCare Health Plans Inc.	1,061,500	71,619
*	Tenet Healthcare Corp.	1,400,000	63,112
*	MEDNAX Inc.	805,600	47,732
*	Community Health Systems Inc. Rights	18,834,700	1,132
			6,611,860
Health Care Technology (2.0%)
*	Cerner Corp.	11,992,300	615,205
*	Allscripts Healthcare Solutions Inc.	8,542,653	130,019
			745,224
Life Sciences Tools & Services (3.9%)
	Agilent Technologies Inc.	5,624,200	303,932
*	Illumina Inc.	2,160,500	293,504
*	Quintiles Transnational Holdings Inc.	5,636,278	265,638
*,1 PAREXEL International Corp.		5,077,400	230,260
*	Covance Inc.	2,246,400	198,312
*	Bruker Corp.	3,285,758	67,884
	PerkinElmer Inc.	1,441,400	60,495
			1,420,025
Pharmaceuticals (26.3%)
	Merck & Co. Inc.	33,889,948	1,984,595
*,1 Forest Laboratories Inc.		17,132,266	1,574,627
	Bristol-Myers Squibb Co.	30,007,861	1,503,094
	Eli Lilly & Co.	22,384,300	1,322,912
*	Actavis plc	4,937,100	1,008,798
	Pfizer Inc.	14,198,822	444,139
	Perrigo Co. plc	3,021,052	437,630
*,1 Hospira Inc.		8,375,170	383,583
	Zoetis Inc.	10,798,417	326,760
*	Mylan Inc.	4,775,700	242,510
*	Salix Pharmaceuticals Ltd.	1,824,545	200,700
*,1 Medicines Co.		4,700,058	125,021
			9,554,369
Total United States			27,238,285
International (21.9%)
Belgium (2.1%)
^	UCB SA	9,345,949	766,627

Canada (0.4%)
*	Catamaran Corp.	4,221,183	159,350

Denmark (0.2%)
	H Lundbeck A/S	2,224,230	64,825

France (0.8%)
	Sanofi	2,246,638	242,460
	Ipsen SA	1,094,832	48,611
			291,071

Ireland (0.1%)
*,1 Prothena Corp. plc			1,327,524	29,205

Israel (1.1%)
Teva Pharmaceutical Industries Ltd. ADR			8,174,300	399,396

Japan (6.6%)
Astellas Pharma Inc.			66,980,700	746,801
Takeda Pharmaceutical Co. Ltd.			7,197,300	323,736
Daiichi Sankyo Co. Ltd.			18,620,700	312,349
Shionogi & Co. Ltd.			15,958,254	279,723
Eisai Co. Ltd.			6,450,300	249,105
Chugai Pharmaceutical Co. Ltd.			5,621,700	141,885
* Olympus Corp.			3,797,100	115,980
Ono Pharmaceutical Co. Ltd.			1,415,800	112,292
Mitsubishi Tanabe Pharma Corp.			6,231,500	85,448
Kyowa Hakko Kirin Co. Ltd.			1,905,000	21,694
				2,389,013
Switzerland (6.2%)
Roche Holding AG			3,758,947	1,102,673
Novartis AG			8,481,724	737,338
* Actelion Ltd.			2,403,582	236,642
Roche Holding AG (Bearer)			664,320	193,927
				2,270,580
United Kingdom (4.4%)
AstraZeneca plc			19,583,434	1,545,830
Smith & Nephew plc			2,385,540	37,199
				1,583,029
Total International				7,953,096
Total Common Stocks (Cost $19,783,188)				35,191,381

Temporary Cash Investments (3.8%)
			Face
		Maturity	Amount
	Coupon	Date	($000)
Repurchase Agreements (0.9%)
Bank of America Securities, LLC
(Dated 4/30/14, Repurchase Value
$11,500,000, collateralized by Government
National Mortgage Assn. 4.500%, 9/20/43,
with a value of $11,730,000)	0.050%	5/1/14	11,500	11,500
Barclays Capital Inc.
(Dated 04/30/14, Repurchase Value
$2,500,000, collateralized by U.S. Treasury
Note/Bond 2.125%, 1/31/21, with a value of
$2,550,000)
	0.040%	5/1/14	2,500	2,500

	Barclays Capital Inc.
	(Dated 4/30/14, Repurchase Value
	$125,001,000, collateralized by Federal
	Home Loan Mortgage Corp. 5.500%-
	9.000%, 6/1/40-9/1/40, Federal National
	Mortgage Assn. 1.329%-5.500%, 2/1/22-
	6/1/43, and Government National Mortgage
	Assn. 3.000%-6.000%, 12/15/36-11/20/43,
	with a value of $127,500,000)	0.050%	5/7/14	125,000	125,000
	BNP Paribas Securities Corp.
	(Dated 4/30/14, Repurchase Value
	$12,400,000, collateralized by Federal
	National Mortgage Assn. 4.000%, 4/1/26,
	and U.S. Treasury Note/Bond 0.375%,
	4/30/16, with a value of $12,648,000)	0.060%	5/1/14	12,400	12,400
	HSBC Bank USA
	(Dated 04/30/14, Repurchase Value
	$5,000,000, collateralized by Fannie Mae
	Corp. 4.000%-4.500%, 9/1/43-12/1/43 with
	a value of $5,101,000)	0.050%	5/1/14	5,000	5,000
	HSBC Bank USA
	(Dated 4/30/14, Repurchase Value
	$180,000,000, collateralized by Fannie Mae
	Corp. 3.000%-6.500%, 11/1/22-1/1/53 with
	a value of $183,601,000)	0.050%	5/1/14	180,000	180,000
	Morgan Stanley & Co., Inc.
	(Dated 04/30/14, Repurchase Value
	$3,800,000, collateralized by Federal Home
	Loan Mortgage Corp. 3.500%-4.000%,
	7/1/42-1/1/44, and Federal National
	Mortgage Assn. 3.500%-4.500%, 6/1/27-
	1/1/44, with a value of $3,876,000)	0.070%	5/1/14	3,800	3,800
					340,200
U.S. Government and Agency Obligations (0.8%)
2	Federal Home Loan Bank Discount Notes	0.065%	5/21/14	201,500	201,496
2	Federal Home Loan Bank Discount Notes	0.080%	7/30/14	43,850	43,843
2	Federal Home Loan Bank Discount Notes	0.070%	8/1/14	23,305	23,301
3	United States Treasury Bill	0.030%	7/17/14	15,001	15,001
					283,641
Commercial Paper (1.6%)
	General Electric Capital Corp.	0.140%	7/9/14	200,000	199,932
	General Electric Capital Corp.	0.170%	9/9/14	200,000	199,828
	The Coca-Cola Co.	0.090%	6/25/14	53,000	52,989
	The Coca-Cola Co.	0.140%	8/6/14	63,000	62,964
	The Coca-Cola Co.	0.170%	9/18/14	50,000	49,954
					565,667

Money Market Fund (0.5%)
[4,5] Vanguard Market Liquidity Fund		0.124%		191,400,000	191,400

Total Temporary Cash Investments (Cost $1,380,994)					1,380,908
Total Investments (100.6%) (Cost $21,164,182)					36,572,289
Other Assets and Liabilities-Net (-0.6%)[4]					(226,799)
Net Assets (100%)					36,345,490

*	Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $180,355,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Securities with a value of $95,000 have been segregated as collateral for open forward currency contracts.
4 Includes $191,400,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Health Care Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – U.S.	27,238,285	—	—
Common Stocks - International	587,951	7,365,145	—
Temporary Cash Investments	191,400	1,189,508	—
Forward Currency Contracts—Liabilities	—	(1,328)	—
Total	28,017,636	8,553,325	—

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
				Unrealized
	Contract			Appreciation
	Settlement			(Depreciation)
Counterparty	Date	Receive	Deliver	($000)

Health Care Fund

Bank of America	05/14/14	USD	395,806	JPY	40,515,356	(525)
HSBC	05/14/14	USD	209,303	JPY	21,452,919	(555)
BNP Paribas	05/14/14	USD	101,604	JPY	10,411,942	(248)
						(1,328)
JPY—Japanese yen.
USD—U.S. dollar.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Jan 31, 2014		from		April 30, 2014
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alnylam Pharmaceuticals, Inc.	343,441	55,543	—	—	246,357
Forest Laboratories Inc	1,768,013	—	878,036	—	1,574,627
Hospira Inc.	NA1	15,489	—	—	383,583
Medicines Co.	159,864	3,018	—	—	125,022
PAREXEL International Corp.	234,566	12,150	—	—	230,260
Prothena Corp. plc	41,074	—	—	—	29,206
Vertex Pharmaceuticals Inc.	NA1	58,739	—	—	799,368
UCB SA	661,141	—	—	—	NA2
	3,208,099			—	3,388,423

1 Not applicable — At January 31, 2014, the issuer was not an affiliated company of the fund.
2 Not applicable — At April 30, 2014 the security was still held, but the issuer was no longer an affiliated company of the fund.

G. At April 30, 2014, the cost of investment securities for tax purposes was $21,233,187,000. Net unrealized appreciation of investment securities for tax purposes was $15,339,102,000, consisting of unrealized gains of $15,568,266,000 on securities that had risen in value since their purchase and $229,164,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Fund

Schedule of Investments
As of April 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (96.3%)[1]
United States (61.1%)
Construction & Engineering (0.2%)
KBR Inc.	937,200	23,777

Energy Equipment & Services (9.8%)
Schlumberger Ltd.	5,349,319	543,223
Baker Hughes Inc.	4,400,370	307,586
Halliburton Co.	3,846,172	242,578
Ensco plc Class A	2,366,024	119,366
* SEACOR Holdings Inc.	875,753	73,029
Nabors Industries Ltd.	123,200	3,144
Patterson-UTI Energy Inc.	88,300	2,873
National Oilwell Varco Inc.	25,976	2,040
Helmerich & Payne Inc.	10,100	1,097
Transocean Ltd.	11,827	509
		1,295,445
Oil, Gas & Consumable Fuels (50.7%)
Exxon Mobil Corp.	11,124,994	1,139,311
Chevron Corp.	5,172,340	649,232
Pioneer Natural Resources Co.	2,316,765	447,761
EOG Resources Inc.	4,161,882	407,864
Cabot Oil & Gas Corp.	9,039,514	355,072
CONSOL Energy Inc.	7,556,085	336,321
Anadarko Petroleum Corp.	2,914,600	288,604
Range Resources Corp.	3,151,190	285,025
Occidental Petroleum Corp.	2,613,923	250,283
EQT Corp.	2,089,970	227,786
Noble Energy Inc.	3,015,678	216,465
* Southwestern Energy Co.	4,192,585	200,741
Valero Energy Corp.	3,398,684	194,303
Phillips 66	2,295,884	191,063
Marathon Petroleum Corp.	1,989,650	184,938
ConocoPhillips	2,260,909	168,008
Denbury Resources Inc.	8,530,204	143,478
Energen Corp.	1,704,417	132,791
Devon Energy Corp.	1,700,625	119,044
* Antero Resources Corp.	1,780,206	116,906
* Athlon Energy Inc.	2,099,476	84,840
Hess Corp.	888,639	79,231
* Whiting Petroleum Corp.	1,072,555	79,069
Apache Corp.	867,950	75,338
* Cobalt International Energy Inc.	4,071,172	73,281
Energy XXI Bermuda Ltd.	2,517,700	60,249
* Diamondback Energy Inc.	701,425	50,461
QEP Resources Inc.	1,478,473	45,374
Murphy Oil Corp.	694,800	44,071
* WPX Energy Inc.	561,700	11,953
Chesapeake Energy Corp.	163,800	4,709
Marathon Oil Corp.	121,520	4,393

* Newfield Exploration Co.	89,500	3,030
*,^ Ultra Petroleum Corp.	92,800	2,765
Williams Cos. Inc.	33,900	1,430
Kinder Morgan Inc.	18,173	594
Cimarex Energy Co.	1,800	214
		6,675,998
Other (0.4%)
^,2 Vanguard Energy ETF	363,000	48,976

Total United States		8,044,196
International (35.2%)
Australia (0.7%)
Oil Search Ltd.	10,115,898	83,811
Woodside Petroleum Ltd.	137,420	5,223
		89,034
Austria (0.0%)
OMV AG	66,201	3,095

Brazil (1.1%)
Petroleo Brasileiro SA ADR	9,825,675	136,380
Petroleo Brasileiro SA Preference Shares	368,044	2,735
Petroleo Brasileiro SA	249,132	1,746
Petroleo Brasileiro SA ADR Type A	8,750	130
		140,991
Canada (9.2%)
Suncor Energy Inc. XNYS	6,858,682	264,745
Canadian Natural Resources Ltd. XNYS	4,813,443	196,244
Enbridge Inc. XTSE	3,623,600	174,984
Cenovus Energy Inc. XTSE	5,064,180	150,761
Encana Corp. XNYS	5,504,390	127,757
* Tourmaline Oil Corp.	2,090,870	108,259
Pacific Rubiales Energy Corp.	4,100,195	66,924
Cameco Corp.	2,573,670	54,793
* Imperial Oil Ltd.	761,200	37,146
Suncor Energy Inc.	250,734	9,672
Canadian Natural Resources Ltd.	196,878	8,022
Encana Corp. XTSE	187,300	4,339
Husky Energy Inc.	102,800	3,360
Enbridge Inc. XYNS	54,150	2,613
TransCanada Corp.	41,996	1,957
Cenovus Energy Inc. XNYS	61,239	1,824
Canadian Oil Sands Ltd.	47,000	1,019
		1,214,419
China (2.1%)
PetroChina Co. Ltd. ADR	1,744,395	201,164
Kunlun Energy Co. Ltd.	37,747,555	58,982
China Petroleum & Chemical Corp.	5,725,600	5,083
Huaneng Renewables Corp.	7,098,000	2,207
* GCL-Poly Energy Holdings Ltd.	7,171,000	2,154
PetroChina Co. Ltd.	1,576,000	1,818
CNOOC Ltd.	726,717	1,201
China Oilfield Services Ltd.	396,000	949
		273,558

Denmark (0.0%)
* Vestas Wind Systems A/S	77,735	3,452

Finland (0.0%)
^ Neste Oil Oyj	120,191	2,472

France (3.2%)
^ Total SA ADR	5,638,520	401,688
Total SA	290,072	20,753
^ Technip SA	2,222	250
		422,691
Greece (0.0%)
Hellenic Petroleum SA	23,143	199

Hong Kong (0.0%)
* Brightoil Petroleum Holdings Ltd.	1,312,000	407

Hungary (0.0%)
MOL Hungarian Oil & Gas plc	40,671	2,340

India (0.9%)
Reliance Industries Ltd.	7,262,040	112,882
Cairn India Ltd.	442,272	2,460
Bharat Petroleum Corp. Ltd.	324,720	2,452
		117,794
Israel (0.0%)
Paz Oil Co. Ltd.	13,322	2,082

Italy (1.9%)
^ Eni SPA ADR	4,482,005	231,451
Eni SPA	398,281	10,315
		241,766
Japan (1.7%)
Inpex Corp.	10,910,400	159,111
JX Holdings Inc.	11,323,170	58,833
Showa Shell Sekiyu KK	256,900	2,606
Cosmo Oil Co. Ltd.	1,248,000	2,335
		222,885
Malaysia (0.0%)
Petronas Dagangan Bhd.	24,000	223

Norway (0.7%)
Statoil ASA ADR	2,885,990	87,936
Statoil ASA	197,859	6,032
		93,968
Poland (0.0%)
Polskie Gornictwo Naftowe i Gazownictwo SA	1,680,339	2,612
Polski Koncern Naftowy Orlen SA	27,901	418
		3,030
Portugal (0.7%)
Galp Energia SGPS SA	5,442,953	94,339

Russia (1.6%)
Rosneft OAO GDR	16,158,591	101,591
Gazprom OAO ADR	13,094,193	94,631

Lukoil OAO ADR	100,500	5,320
Tatneft OAO ADR	91,395	3,144
AK Transneft OAO Prior Pfd.	1,141	2,531
Gazprom OAO	124,674	450
207,667
Singapore (0.0%)
Sembcorp Industries Ltd.	601,000	2,580

South Africa (0.1%)
Sasol Ltd.	110,232	6,178

South Korea (0.0%)
SK Holdings Co. Ltd.	15,651	2,776

Spain (0.7%)
Repsol SA	3,566,588	96,030

Thailand (0.1%)
PTT Exploration & Production PCL (Foreign)	608,900	3,035
PTT PCL (Foreign)	313,800	3,028
*	PTT Global Chemical PCL	1,181,300	2,550
8,613
United Kingdom (10.5%)
Royal Dutch Shell plc ADR	7,946,585	625,714
BP plc ADR	8,689,185	439,847
BG Group plc	9,989,115	202,075
*	Ophir Energy plc	13,649,538	60,806
BP plc	2,617,789	22,103
Royal Dutch Shell plc Class A	331,089	13,089
Royal Dutch Shell plc Class B	284,107	12,064
Royal Dutch Shell plc Class A (Amsterdam Shares)	133,302	5,273
*	Essar Energy plc	1,009,813	1,146
*	Cairn Energy plc	1	—
1,382,117
Total International	4,634,706
Total Common Stocks (Cost $6,875,248)	12,678,902
Coupon
Temporary Cash Investments (4.4%)[1]
Money Market Fund (1.7%)
[3,4] Vanguard Market Liquidity Fund	0.124%	223,031,256	223,031

Face
Maturity	Amount
Date	($000)
Repurchase Agreement (2.6%)
RBS Securities, Inc.
(Dated 04/30/14, Repurchase Value
$351,300,000 collateralized by U.S
Treasury Notes/Bonds 0.500%-3.500%,
1/31/16-5/15/20, with a value of
$358,331,000)	0.040%	5/1/14	351,300	351,300

U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.070%	6/4/14	700	700
[5,6] Federal Home Loan Bank Discount Notes	0.075%	6/24/14	400	400

[5,6] Federal Home Loan Bank Discount Notes	0.060%	7/7/14	5,500	5,500
[5,6] Federal Home Loan Bank Discount Notes	0.090%	7/16/14	3,500	3,499
				10,099
Total Temporary Cash Investments (Cost $584,430)				584,430
Total Investments (100.7%) (Cost $7,459,678)				13,263,332
Other Assets and Liabilities-Net (-0.7%)[4]				(90,398)
Net Assets (100%)				13,172,934

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $63,028,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.5% and 3.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $64,209,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $7,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its

Energy Fund

counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – United States	8,044,196	—	—
Common Stocks - International	3,343,210	1,291,496	—
Temporary Cash Investments	223,031	361,399	—
Futures Contracts—Assets[1]	549	—	—
Total	11,610,986	1,652,895	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Energy Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2014	223	104,693	1,174
E-mini S&P 500 Index	June 2014	686	64,412	681
				1,855

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At April 30, 2014, the cost of investment securities for tax purposes was $7,462,428,000. Net unrealized appreciation of investment securities for tax purposes was $5,800,904,000, consisting of unrealized gains of $5,931,535,000 on securities that had risen in value since their purchase and $130,631,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments
As of April 30, 2014

			Market
			Value
		Shares	($000)
Real Estate Investment Trusts (100.0%)
Diversified REITs (10.6%)
1	Vornado Realty Trust	12,029,037	1,234,179
1	American Realty Capital Properties Inc.	53,326,417	698,043
1	Duke Realty Corp.	23,279,404	407,855
1	Liberty Property Trust	10,474,626	392,799
1	WP Carey Inc.	6,375,584	391,971
1	Spirit Realty Capital Inc.	25,140,514	270,763
1	Lexington Realty Trust	14,681,363	157,972
1	Cousins Properties Inc.	12,872,168	149,703
1	PS Business Parks Inc.	1,428,665	122,537
1	Washington REIT	4,753,928	116,281
1	American Assets Trust Inc.	2,455,673	83,370
	Select Income REIT	2,135,581	65,733
1	Investors Real Estate Trust	7,481,466	65,238
1	First Potomac Realty Trust	4,192,314	54,626
1	RAIT Financial Trust	5,818,294	47,594
1	Winthrop Realty Trust	2,342,329	32,558
1	Whitestone REIT	1,567,804	21,996
1	One Liberty Properties Inc.	895,713	19,822
			4,333,040
Industrial REITs (4.9%)
1	Prologis Inc.	35,636,406	1,447,907
1	DCT Industrial Trust Inc.	22,661,010	177,209
1	EastGroup Properties Inc.	2,188,302	138,410
1	First Industrial Realty Trust Inc.	7,466,486	137,160
1	STAG Industrial Inc.	3,303,608	77,734
1	Monmouth Real Estate Investment Corp. Class A	2,799,290	26,285
			2,004,705
Office REITs (13.2%)
1	Boston Properties Inc.	10,923,977	1,279,635
1	SL Green Realty Corp.	6,592,510	690,302
^,1 Digital Realty Trust Inc.		9,177,466	490,077
1	Alexandria Real Estate Equities Inc.	5,118,185	377,824
1	Kilroy Realty Corp.	5,867,391	349,520
1	BioMed Realty Trust Inc.	13,727,428	286,903
1	Douglas Emmett Inc.	9,680,093	267,171
1	Highwoods Properties Inc.	6,424,595	259,232
1	CommonWealth REIT	8,459,446	214,955
1	Piedmont Office Realty Trust Inc. Class A	11,512,373	202,733
1	Corporate Office Properties Trust	6,243,903	167,024
1	Brandywine Realty Trust	11,194,360	162,878
1	Mack-Cali Realty Corp.	5,977,194	121,755
1	DuPont Fabros Technology Inc.	4,625,013	112,064
1	Government Properties Income Trust	3,908,190	99,463
1	Hudson Pacific Properties Inc.	4,070,574	95,862
	Parkway Properties Inc.	4,889,252	92,211
1	Franklin Street Properties Corp.	6,441,347	78,456
1	CoreSite Realty Corp.	1,527,865	46,478

1	CyrusOne Inc.	1,414,839	28,297
			5,422,840
Residential REITs (15.8%)
1	Equity Residential	24,465,573	1,454,234
1	AvalonBay Communities Inc.	8,784,877	1,199,575
1	Essex Property Trust Inc.	4,408,344	763,790
1	UDR Inc.	17,916,648	463,324
1	Camden Property Trust	6,095,774	417,500
1	Mid-America Apartment Communities Inc.	5,343,156	372,151
1	Apartment Investment & Management Co. Class A	10,426,455	321,448
1	American Campus Communities Inc.	7,487,331	286,016
1	Home Properties Inc.	4,065,028	250,406
1	Equity Lifestyle Properties Inc.	5,656,657	236,844
1	Post Properties Inc.	3,872,643	194,445
1	Sun Communities Inc.	2,885,187	131,478
1	Education Realty Trust Inc.	8,200,510	83,645
*,1 Starwood Waypoint Residential Trust		2,735,005	74,310
1	Associated Estates Realty Corp.	4,109,411	68,956
	American Homes 4 Rent Class A	3,961,464	63,581
1	Campus Crest Communities Inc.	4,609,063	39,684
1	Silver Bay Realty Trust Corp.	2,633,027	39,443
*,1 American Residential Properties Inc.		2,183,859	39,244
			6,500,074
Retail REITs (25.9%)
1	Simon Property Group Inc.	22,174,924	3,840,697
	General Growth Properties Inc.	39,065,055	897,324
^,1 Realty Income Corp.		15,693,590	681,887
1	Kimco Realty Corp.	29,274,450	670,970
1	Macerich Co.	10,042,362	651,850
1	Federal Realty Investment Trust	4,647,508	546,268
1	DDR Corp.	21,819,370	374,639
1	Regency Centers Corp.	6,597,258	345,894
1	Taubman Centers Inc.	4,541,332	330,791
^,1 National Retail Properties Inc.		8,707,391	297,183
1	Weingarten Realty Investors	8,277,896	258,270
1	Retail Properties of America Inc.	16,885,063	241,794
1	Tanger Factory Outlet Centers Inc.	6,751,016	240,876
1	CBL & Associates Properties Inc.	11,533,837	209,570
1	Acadia Realty Trust	3,969,860	107,702
	Equity One Inc.	4,693,291	105,740
1	Glimcher Realty Trust	10,367,426	105,644
1	Pennsylvania REIT	4,870,018	80,599
1	Retail Opportunity Investments Corp.	5,148,109	80,517
1	Ramco-Gershenson Properties Trust	4,756,808	78,392
1	Inland Real Estate Corp.	6,407,090	66,954
	Alexander's Inc.	164,245	56,789
1	Kite Realty Group Trust	8,987,647	55,723
1	Excel Trust Inc.	3,444,971	43,476
	Rouse Properties Inc.	2,426,017	40,733
	Saul Centers Inc.	879,496	40,360
1	Getty Realty Corp.	1,907,350	36,087
	Urstadt Biddle Properties Inc. Class A	1,613,581	32,933
1	Cedar Realty Trust Inc.	5,313,529	32,891
1	Agree Realty Corp.	1,064,905	31,809
1	AmREIT Inc.	1,336,612	22,268

	Urstadt Biddle Properties Inc.		69,255	1,215
				10,607,845
Specialized REITs (29.6%)
1	Public Storage		10,450,802	1,834,220
1	Ventas Inc.		21,013,567	1,388,576
1	HCP Inc.		32,603,010	1,364,762
1	Health Care REIT Inc.		20,627,066	1,301,362
1	Host Hotels & Resorts Inc.		54,040,306	1,159,165
1	Extra Space Storage Inc.		7,856,457	411,128
1	Senior Housing Properties Trust		14,412,378	338,259
1	Hospitality Properties Trust		10,599,105	318,503
^,1 Omega Healthcare Investors Inc.			8,754,975	304,498
1	Corrections Corp. of America		8,277,958	271,517
1	LaSalle Hotel Properties		7,356,912	243,367
1	Gaming and Leisure Properties Inc.		6,326,923	232,514
1	RLJ Lodging Trust		7,889,954	210,425
1	EPR Properties		3,628,002	194,497
1	Sunstone Hotel Investors Inc.		13,069,539	187,025
1	CubeSmart		9,441,121	175,605
1	Sovran Self Storage Inc.		2,286,939	173,579
1	Geo Group Inc.		5,148,680	172,635
1	Healthcare Realty Trust Inc.		6,852,359	172,337
1	DiamondRock Hospitality Co.		13,964,294	171,342
1	Medical Properties Trust Inc.		12,094,565	163,277
1	Pebblebrook Hotel Trust		4,554,132	156,844
1	Healthcare Trust of America Inc. Class A		12,836,324	150,057
^,1 Ryman Hospitality Properties Inc.			3,247,076	147,904
*,1 Strategic Hotels & Resorts Inc.			11,756,018	126,847
1	National Health Investors Inc.		1,966,038	121,285
1	LTC Properties Inc.		2,482,996	95,918
1	Chesapeake Lodging Trust		3,543,912	95,650
1	Sabra Health Care REIT Inc.		2,706,145	81,103
1	Hersha Hospitality Trust Class A		13,039,883	75,762
1	FelCor Lodging Trust Inc.		7,986,527	73,716
1	Ashford Hospitality Trust Inc.		6,002,815	61,589
1	Summit Hotel Properties Inc.		6,093,011	55,203
	Aviv REIT Inc.		1,805,580	47,649
1	Universal Health Realty Income Trust		861,421	36,550
1	Ashford Hospitality Prime Inc.		1,724,406	26,452
				12,141,122
Total Real Estate Investment Trusts (Cost $34,284,020)				41,009,626
		Coupon
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)

	[2,3] Vanguard Market Liquidity Fund (Cost $214,412)	0.124%	214,412,000	214,412

Total Investments (100.5%) (Cost $34,498,432)				41,224,038
Other Assets and Liabilities-Net (-0.5%)[2]				(204,793)
Net Assets (100%)				41,019,245

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $176,794,000.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Includes $182,290,000 of collateral received for securities on loan.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At April 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Jan. 31, 2014		from		April 30, 2014
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Acadia Realty Trust	96,367	8,669	3,847	899	107,702
Agree Realty Corp.	29,034	2,758	1,283	451	31,809
Alexandria Real Estate Equities Inc.	342,129	30,661	13,253	3,528	377,824
American Assets Trust Inc.	78,578	6,526	2,943	533	83,370
American Campus Communities Inc.	248,719	22,629	10,626	2,579	286,016
American Realty Capital Properties Inc.	174,745	104,065	27,355	13,746	698,043
American Residential Properties Inc.	38,557	2,996	1,168	—	39,244
AmREIT Inc.	20,700	1,867	764	264	22,268
Apartment Investment & Management
Co. Class A	278,685	25,875	11,944	2,622	321,448
Ashford Hospitality Prime Inc.	27,125	2,316	1,009	85	26,452
Ashford Hospitality Trust Inc.	49,152	10,328	2,242	647	61,589
Associated Estates Realty Corp.	55,026	12,406	1,077	777	68,956

REIT Index Fund

AvalonBay Communities Inc.	1,036,765	94,124	43,368	10,034	1,199,575
BioMed Realty Trust Inc.	255,970	23,153	10,818	3,379	286,903
Boston Properties Inc.	1,124,832	101,230	43,060	6,992	1,279,635
Brandywine Realty Trust	152,490	13,142	6,080	1,656	162,878
BRE Properties Inc.	311,430	21,820	9,800	28,013	NA1
Camden Property Trust	359,939	33,452	15,334	3,961	417,500
Campus Crest Communities Inc.	38,927	3,236	1,421	752	39,684
CBL & Associates Properties Inc.	187,272	16,562	7,625	2,782	209,570
Cedar Realty Trust Inc.	31,995	2,589	1,085	254	32,891
Chesapeake Lodging Trust	80,802	7,336	1,510	1,047	95,650
Cole Real Estate Investment Inc.	485,625	2,379	827	1,923	NA2
CommonWealth REIT	198,594	18,442	8,384	1,997	214,955
CoreSite Realty Corp.	44,859	3,678	1,630	527	46,478
Corporate Office Properties Trust	148,243	13,559	6,231	1,690	167,024
Corrections Corp. of America	265,239	22,419	10,169	4,162	271,517
Cousins Properties Inc.	126,010	15,519	2,444	880	149,703
CubeSmart	144,461	14,715	2,933	1,209	175,605
CyrusOne Inc.	24,387	7,286	1,077	293	28,297
DCT Industrial Trust Inc.	154,075	14,437	4,683	1,568	177,209
DDR Corp.	291,170	59,666	6,156	3,316	374,639
DiamondRock Hospitality Co.	154,574	13,895	6,542	1,409	171,342
Digital Realty Trust Inc.	447,188	40,253	18,598	7,512	490,077
Douglas Emmett Inc.	235,253	21,330	9,925	1,907	267,171
Duke Realty Corp.	348,700	31,907	13,960	3,819	407,855
DuPont Fabros Technology Inc.	114,836	9,474	4,258	1,600	112,064
EastGroup Properties Inc.	123,371	11,221	4,440	1,170	138,410
Education Realty Trust Inc.	70,800	6,283	2,854	899	83,645
EPR Properties	177,081	15,599	7,205	3,062	194,497
Equity Lifestyle Properties Inc.	212,567	18,734	8,656	1,810	236,844
Equity Residential	1,294,578	117,558	53,882	12,097	1,454,234
Essex Property Trust Inc.	411,321	51,847	18,743	3,243	763,790
Excel Trust Inc.	37,565	3,435	1,571	594	43,476
Extra Space Storage Inc.	329,463	37,857	6,708	3,099	411,128
Federal Realty Investment Trust	488,995	43,207	24,983	3,589	546,268
FelCor Lodging Trust Inc.	62,250	5,662	2,613	159	73,716
First Industrial Realty Trust Inc.	122,413	11,412	5,280	754	137,160
First Potomac Realty Trust	52,345	4,417	2,045	603	54,626
Franklin Street Properties Corp.	73,834	6,364	2,915	1,220	78,456
Gaming and Leisure Properties Inc.	—	243,932	3,158	3,214	232,514
Geo Group Inc.	164,618	13,689	6,184	2,883	172,635
Getty Realty Corp.	34,606	3,009	1,383	376	36,087

REIT Index Fund

Glimcher Realty Trust	84,782	8,397	3,903	1,021	105,644
Government Properties Income Trust	92,220	8,037	3,714	1,676	99,463
HCP Inc.	1,218,577	103,894	46,635	16,985	1,364,762
Health Care REIT Inc.	1,132,528	99,840	36,634	15,565	1,301,362
Healthcare Realty Trust Inc.	150,037	13,339	6,128	1,993	172,337
Healthcare Trust of America Inc.,	127,369	13,242	2,428	1,825	150,057
Class A
Hersha Hospitality Trust Class A	67,635	5,877	2,603	771	75,762
Highwoods Properties Inc.	225,216	19,959	6,363	2,615	259,232
Home Properties Inc.	216,497	19,775	8,952	2,856	250,406
Hospitality Properties Trust	260,325	23,904	11,073	5,179	318,503
Host Hotels & Resorts Inc.	941,903	87,552	32,026	7,450	1,159,165
Hudson Pacific Properties Inc.	78,084	14,017	3,173	466	95,862
Inland Real Estate Corp.	64,548	5,332	2,377	902	66,954
Investors Real Estate Trust	61,446	5,161	1,595	961	65,238
Kilroy Realty Corp.	293,633	27,752	10,209	2,022	349,520
Kimco Realty Corp.	584,925	52,792	24,495	6,495	670,970
Kite Realty Group Trust	55,438	4,325	1,886	578	55,723
LaSalle Hotel Properties	216,270	18,865	8,715	2,028	243,367
Lexington Realty Trust	143,757	18,147	2,664	2,385	157,972
Liberty Property Trust	355,136	33,614	6,899	4,902	392,799
LTC Properties Inc.	90,062	7,621	3,481	1,248	95,918
Macerich Co.	543,191	50,526	23,167	6,068	651,850
Mack-Cali Realty Corp.	115,506	10,387	4,746	1,768	121,755
Medical Properties Trust Inc.	145,055	19,630	4,275	2,505	163,277
Mid-America Apartment Communities	329,311	29,876	13,528	3,874	372,151
Inc.
Monmouth Real Estate Investment	24,698	2,201	988	408	26,285
Corp. Class A
National Health Investors Inc.	118,344	9,816	4,503	1,491	121,285
National Retail Properties Inc.	274,761	24,696	10,000	3,516	297,183
Omega Healthcare Investors Inc.	255,531	29,405	5,064	4,364	304,498
One Liberty Properties Inc.	17,710	1,406	393	328	19,822
Pebblebrook Hotel Trust	126,718	14,147	2,660	1,032	156,844
Pennsylvania REIT	86,791	7,212	3,229	958	80,599
Piedmont Office Realty Trust Inc.	189,405	16,102	13,734	2,332	202,733
Class A
Post Properties Inc.	175,010	15,439	8,447	1,373	194,445
Prologis Inc.	1,319,733	119,599	55,038	11,546	1,447,907
PS Business Parks Inc.	107,244	9,803	4,573	704	122,537
Public Storage	1,573,408	144,250	66,465	14,429	1,834,220
RAIT Financial Trust	46,948	3,821	1,705	978	47,594
Ramco-Gershenson Properties Trust	72,608	6,271	2,860	882	78,392
Realty Income Corp.	546,288	118,425	24,322	8,162	681,887

REIT Index Fund

Regency Centers Corp.	303,399	27,509	12,643	3,027	345,894
Retail Opportunity Investments Corp.	70,948	6,044	2,470	813	80,517
Retail Properties of America Inc.	169,103	60,393	3,896	2,753	241,794
RLJ Lodging Trust	188,430	16,614	7,745	1,709	210,425
Ryman Hospitality Properties Inc.	128,374	11,317	5,191	1,758	147,904
Sabra Health Care REIT Inc.	73,758	6,003	1,592	929	81,103
Senior Housing Properties Trust	289,249	46,015	11,281	5,213	338,259
Silver Bay Realty Trust Corp.	40,505	3,303	2,028	78	39,443
Simon Property Group Inc.	3,281,268	296,546	136,569	26,809	3,840,697
SL Green Realty Corp.	588,966	53,617	22,933	3,246	690,302
Sovran Self Storage Inc.	145,817	13,680	3,454	1,546	173,579
Spirit Realty Capital Inc.	254,720	22,517	10,562	4,116	270,763
STAG Industrial Inc.	62,049	11,752	2,027	988	77,734
Starwood Waypoint Residential Trust	—	83,825	2,650	—	74,310
Strategic Hotels & Resorts Inc.	104,533	9,461	4,262	—	126,847
Summit Hotel Properties Inc.	49,408	5,829	789	631	55,203
Sun Communities Inc.	109,513	28,792	4,227	1,846	131,478
Sunstone Hotel Investors Inc.	160,220	14,422	6,600	643	187,025
Tanger Factory Outlet Centers	215,240	19,180	8,715	1,616	240,876
Taubman Centers Inc.	283,451	26,377	13,643	2,421	330,791
UDR Inc.	416,768	38,134	17,547	4,612	463,324
Universal Health Realty Income Trust	34,965	2,822	1,265	532	36,550
Ventas Inc.	1,249,299	108,004	45,923	14,878	1,388,576
Vornado Realty Trust	1,055,342	96,222	44,044	8,362	1,234,179
Washington REIT	105,809	9,262	4,224	1,406	116,281
Weingarten Realty Investors	229,316	20,726	9,548	2,623	258,270
Whitestone REIT	19,857	2,023	420	290	21,996
Winthrop Realty Trust	25,639	2,248	982	374	32,558
WP Carey Inc.	NA3	277,427	5,981	5,619	391,971
	34,042,854			403,064	39,565,358

1 Not applicable—In April 2014, BRE Properties Inc. merged with Essex Property Trust Inc.
2 Not applicable-—In February 2014, Cole Real Estate Investment Inc. merged with American Realty Capital Properties Inc.
3 Not applicable—At January 31, 2014, the issuer was not an affiliated company of the fund.

D. At April 30, 2014, the cost of investment securities for tax purposes was $34,498,432,000. Net unrealized appreciation of investment securities for tax purposes was $6,725,606,000, consisting of unrealized gains of $7,063,953,000 on securities that had risen in value since their purchase and $338,347,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund

Schedule of Investments
As of April 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (97.8%)
Consumer Discretionary (13.7%)
McDonald's Corp.	6,111,246	619,558
TJX Cos. Inc.	8,731,346	507,990
NIKE Inc. Class B	5,641,752	411,566
Lowe's Cos. Inc.	8,730,654	400,824
Mattel Inc.	9,828,786	385,436
Walt Disney Co.	3,627,325	287,792
Omnicom Group Inc.	3,661,295	247,796
		2,860,962
Consumer Staples (13.4%)
Wal-Mart Stores Inc.	7,294,262	581,426
Procter & Gamble Co.	5,086,736	419,910
^ Anheuser-Busch InBev NV	3,529,151	384,667
Diageo plc	11,871,130	363,733
Coca-Cola Co.	8,850,790	361,024
CVS Caremark Corp.	4,912,116	357,209
Colgate-Palmolive Co.	4,621,362	311,018
		2,778,987
Energy (11.2%)
BG Group plc	28,174,347	569,955
Chevron Corp.	4,137,072	519,285
Exxon Mobil Corp.	4,175,733	427,637
Enbridge, Inc	8,109,748	391,620
Schlumberger Ltd.	2,527,865	256,705
Occidental Petroleum Corp.	1,699,076	162,686
		2,327,888
Financials (10.7%)
ACE Ltd.	4,035,958	412,959
BlackRock Inc.	1,195,245	359,769
Chubb Corp.	3,417,522	314,685
Wells Fargo & Co.	6,264,918	310,991
PNC Financial Services Group Inc.	3,666,899	308,166
Marsh & McLennan Cos. Inc.	5,482,017	270,318
Public Storage	1,481,647	260,044
		2,236,932
Health Care (17.6%)
Merck & Co. Inc.	9,023,408	528,411
Johnson & Johnson	5,208,507	527,570
UnitedHealth Group Inc.	6,692,740	502,223
Roche Holding AG	1,682,661	493,602
Cardinal Health Inc.	6,824,118	474,345
Medtronic Inc.	7,936,015	466,796
Amgen Inc.	3,115,087	348,111
Pfizer Inc.	10,169,142	318,091
		3,659,149
Industrials (15.7%)
United Parcel Service Inc. Class B	6,269,612	617,557
Lockheed Martin Corp.	3,458,381	567,659

United Technologies Corp.			3,970,538	469,834
Canadian National Railway Co.			7,108,715	416,386
Northrop Grumman Corp.			2,794,156	339,518
Honeywell International Inc.			3,561,372	330,851
Emerson Electric Co.			3,844,665	262,129
General Dynamics Corp.			2,329,407	254,953
				3,258,887
Information Technology (10.4%)
Microsoft Corp.			12,947,301	523,071
Automatic Data Processing Inc.			6,582,300	513,156
Accenture plc Class A			6,090,462	488,577
Oracle Corp.			10,513,213	429,780
International Business Machines Corp.			1,064,608	209,164
				2,163,748
Materials (4.1%)
Praxair Inc.			3,898,603	508,962
Ecolab Inc.			3,369,666	352,602
				861,564
Utilities (1.0%)
Dominion Resources Inc.			2,792,742	202,586

Total Common Stocks (Cost $14,770,112)				20,350,703
	Coupon
Temporary Cash Investments (2.6%)
Money Market Fund (0.5%)
[1,2] Vanguard Market Liquidity Fund	0.124%		118,000,000	118,000

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (2.1%)
Morgan Stanley & Co., Inc.
(Dated 04/30/14, Repurchase Value
$234,200,000, collaterized by Federal
National Mortgage Assn. 2.500%-5.000%,
10/1/27-4/1/44 and Federal Home Loan
Mortgage Corp. 3.000%-4.500, 3/1/43-
4/1/44, with a value of $238,884,000)	0.070%	5/1/14	234,200	234,200
RBS Securities, Inc.
(Dated 04/30/14, Repurchase Value
$196,300,000, collaterized by U.S. Treasury
Note/Bond, 1.250%-3.125%, 9/30/15-
5/15/43, with a value of $200,226,000)	0.040%	5/1/14	196,300	196,300
				430,500
Total Temporary Cash Investments (Cost $548,500)				548,500
Total Investments (100.4%) (Cost $15,318,612)				20,899,203
Other Assets and Liabilities-Net (-0.4%)[1]				(90,083)
Net Assets (100%)				20,809,120

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $108,825,000.
1 Includes $118,000,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Dividend Growth Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Dividend Growth Fund

The following table summarizes the market value of the fund's investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,538,746	1,811,957	—
Temporary Cash Investments	118,000	430,500	—
Total	18,656,746	2,242,457	—

E. At April 30, 2014, the cost of investment securities for tax purposes was $15,318,612,000. Net unrealized appreciation of investment securities for tax purposes was $5,580,591,000, consisting of unrealized gains of $5,588,147,000 on securities that had risen in value since their purchase and $7,556,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments
As of April 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Basic Materials (5.5%)
Praxair Inc.	2,039,595	266,269
Ecolab Inc.	2,086,681	218,350
PPG Industries Inc.	960,993	186,067
Air Products & Chemicals Inc.	1,468,633	172,594
Nucor Corp.	2,208,849	114,308
Sigma-Aldrich Corp.	828,791	79,738
International Flavors & Fragrances Inc.	563,943	55,560
Airgas Inc.	513,228	54,535
RPM International Inc.	924,071	39,421
Albemarle Corp.	551,622	36,981
Royal Gold Inc.	446,692	29,571
HB Fuller Co.	346,578	16,057
Stepan Co.	154,782	8,951
		1,278,402
Consumer Goods (18.5%)
Coca-Cola Co.	23,723,272	967,672
PepsiCo Inc.	10,562,463	907,210
Colgate-Palmolive Co.	6,375,479	429,070
Monsanto Co.	3,641,513	403,116
NIKE Inc. Class B	4,908,691	358,089
Archer-Daniels-Midland Co.	4,567,714	199,746
VF Corp.	3,055,395	186,654
Genuine Parts Co.	1,066,576	92,920
Stanley Black & Decker Inc.	1,079,627	92,729
Hormel Foods Corp.	1,829,393	87,244
Bunge Ltd.	1,023,494	81,521
Brown-Forman Corp. Class B	893,180	80,136
JM Smucker Co.	719,462	69,558
Church & Dwight Co. Inc.	951,831	65,686
Polaris Industries Inc.	456,008	61,256
McCormick & Co. Inc.	825,660	58,787
Hasbro Inc.	908,568	50,207
Nu Skin Enterprises Inc. Class A	412,718	35,906
Flowers Foods Inc.	1,447,371	29,700
Lancaster Colony Corp.	189,036	17,936
Andersons Inc.	195,361	12,169
Tootsie Roll Industries Inc.	262,075	7,388
		4,294,700
Consumer Services (14.8%)
Wal-Mart Stores Inc.	12,131,580	967,008
CVS Caremark Corp.	8,203,467	596,556
Walgreen Co.	6,592,147	447,607
Lowe's Cos. Inc.	7,145,936	328,070
TJX Cos. Inc.	4,934,152	287,069
Target Corp.	4,391,218	271,158
Cardinal Health Inc.	2,378,932	165,360
Ross Stores Inc.	1,491,116	101,515
Tiffany & Co.	888,426	77,728

Family Dollar Stores Inc.	789,381	46,376
FactSet Research Systems Inc.	296,887	31,618
Rollins Inc.	1,013,713	30,493
John Wiley & Sons Inc. Class A	343,327	19,728
Casey's General Stores Inc.	267,028	18,334
Cracker Barrel Old Country Store Inc.	165,381	15,668
Aaron's Inc.	498,557	14,692
Matthews International Corp. Class A	189,460	7,645
		3,426,625
Financials (6.9%)
ACE Ltd.	2,335,697	238,988
Franklin Resources Inc.	4,376,715	229,121
Aflac Inc.	3,162,397	198,346
Chubb Corp.	1,703,970	156,902
T. Rowe Price Group Inc.	1,819,371	149,425
McGraw Hill Financial Inc.	1,880,191	139,003
WR Berkley Corp.	891,818	39,454
SEI Investments Co.	1,175,977	38,078
PartnerRe Ltd.	358,386	37,774
Axis Capital Holdings Ltd.	777,520	35,572
Cullen/Frost Bankers Inc.	421,632	32,217
HCC Insurance Holdings Inc.	692,509	31,814
Eaton Vance Corp.	841,239	30,343
Brown & Brown Inc.	1,009,078	30,050
RenaissanceRe Holdings Ltd.	288,794	29,229
Commerce Bancshares Inc.	665,829	28,950
Prosperity Bancshares Inc.	459,482	27,109
StanCorp Financial Group Inc.	303,367	18,536
UMB Financial Corp.	313,266	18,392
Bank of the Ozarks Inc.	255,496	15,304
RLI Corp.	297,767	12,822
American Equity Investment Life Holding Co.	494,385	11,529
Community Bank System Inc.	280,111	10,417
Westamerica Bancorporation	182,992	9,300
Bancfirst Corp.	106,275	6,186
Infinity Property & Casualty Corp.	79,484	5,100
1st Source Corp.	167,792	4,948
Community Trust Bancorp Inc.	110,153	4,061
Westwood Holdings Group Inc.	57,225	3,329
		1,592,299
Health Care (9.9%)
Johnson & Johnson	9,837,482	996,439
Abbott Laboratories	10,705,459	414,729
Medtronic Inc.	6,926,387	407,410
Stryker Corp.	2,621,627	203,831
Becton Dickinson and Co.	1,339,234	151,374
CR Bard Inc.	538,270	73,921
West Pharmaceutical Services Inc.	488,138	21,175
Owens & Minor Inc.	436,973	14,656
Healthcare Services Group Inc.	485,569	14,130
		2,297,665
Industrials (23.6%)
United Technologies Corp.	6,349,739	751,365
3M Co.	4,597,655	639,488
Caterpillar Inc.	4,425,115	466,407
Emerson Electric Co.	4,877,247	332,531

	FedEx Corp.	2,166,258	295,153
	Automatic Data Processing Inc.	3,342,850	260,609
	General Dynamics Corp.	2,374,504	259,889
	Illinois Tool Works Inc.	2,947,649	251,228
	Deere & Co.	2,564,999	239,417
	Norfolk Southern Corp.	2,148,824	203,128
	Northrop Grumman Corp.	1,503,684	182,713
	Sherwin-Williams Co.	695,872	139,063
	Parker Hannifin Corp.	1,034,691	131,282
	WW Grainger Inc.	477,314	121,429
	Fastenal Co.	2,058,986	103,114
	Dover Corp.	1,179,603	101,918
	Pentair Ltd.	1,369,286	101,724
	Roper Industries Inc.	690,670	95,969
	CH Robinson Worldwide Inc.	1,052,058	61,966
	Expeditors International of Washington Inc.	1,406,047	57,985
	Cintas Corp.	831,530	49,002
	MDU Resources Group Inc.	1,313,888	46,538
	Valspar Corp.	592,617	43,285
	Donaldson Co. Inc.	1,008,147	42,433
	Lincoln Electric Holdings Inc.	562,159	37,558
	Carlisle Cos. Inc.	443,096	36,445
	Nordson Corp.	446,512	33,198
	Jack Henry & Associates Inc.	593,165	32,719
	Aptargroup Inc.	454,704	30,656
	Graco Inc.	422,331	30,619
	MSC Industrial Direct Co. Inc. Class A	332,644	30,290
	Bemis Co. Inc.	704,783	28,360
	Valmont Industries Inc.	185,951	27,690
	ITT Corp.	634,260	27,362
	AO Smith Corp.	541,376	25,315
	Toro Co.	394,200	25,047
	CLARCOR Inc.	349,840	20,207
	MSA Safety Inc.	257,725	13,595
	Franklin Electric Co. Inc.	330,400	12,776
	ABM Industries Inc.	386,565	10,472
	Brady Corp. Class A	338,401	8,727
	Tennant Co.	128,112	8,172
^	Lindsay Corp.	89,534	7,891
	Raven Industries Inc.	252,340	7,797
	Gorman-Rupp Co.	181,455	5,634
	McGrath RentCorp	178,111	5,625
	Badger Meter Inc.	99,570	4,934
	Cass Information Systems Inc.	79,560	4,018
	Mesa Laboratories Inc.	24,126	2,068
			5,454,811
Oil & Gas (9.0%)
	Exxon Mobil Corp.	9,413,472	964,034
	Occidental Petroleum Corp.	5,522,460	528,776
	EOG Resources Inc.	3,789,687	371,389
	Helmerich & Payne Inc.	746,101	81,064
	Murphy Oil Corp.	1,270,921	80,614
	Energen Corp.	504,379	39,296
	CARBO Ceramics Inc.	160,151	22,407
			2,087,580

Technology (10.7%)
International Business Machines Corp.			4,894,108	961,546
QUALCOMM Inc.			11,732,321	923,451
Texas Instruments Inc.			7,522,113	341,880
Analog Devices Inc.			2,168,337	111,214
Linear Technology Corp.			1,636,883	72,841
Harris Corp.			741,065	54,483
				2,465,415
Telecommunications (0.1%)
Telephone & Data Systems Inc.			703,576	19,130
Atlantic Tele-Network Inc.			109,200	6,462
				25,592
Utilities (1.0%)
ONEOK Inc.			1,441,871	91,155
National Fuel Gas Co.			581,239	42,803
UGI Corp.			796,240	37,177
Aqua America Inc.			1,226,064	30,762
MGE Energy Inc.			240,276	9,183
American States Water Co.			268,553	8,153
California Water Service Group			330,174	7,429
Chesapeake Utilities Corp.			66,806	4,226
Connecticut Water Service Inc.			76,987	2,502
				233,390
Total Common Stocks (Cost $18,122,478)				23,156,479

	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.124%		40,119,739	40,120

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.060%	6/2/14	4,000	3,999
6 Federal Home Loan Bank Discount Notes	0.060%	5/23/14	3,500	3,500
				7,499
Total Temporary Cash Investments (Cost $47,619)				47,619
Total Investments (100.2%) (Cost $18,170,097)				23,204,098
Other Assets and Liabilities-Net (-0.2%)[3]				(35,422)
Net Assets (100%)				23,168,676

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,771,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,829,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Cash of $800,000 has been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

Dividend Appreciation Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2014, based on the inputs used to value them:

				($000)

		Number of		Unrealized
		Long (Short)	Aggregate Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value Long	(Short) (Depreciation)
E-mini S&P 500 Index	June 2014	66	6,197	20
S&P 500 Index	June 2014	11	5,164	49
				69

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

Dividend Appreciation Index Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,156,479	—	—
Temporary Cash Investments	40,120	7,499	—
Futures Contracts—Assets[1]	78	—	—
Futures Contracts—Liabilities[1]	(31)	—	—
Total	23,196,646	7,499	—
1 Represents variation margin on the last day of the reporting period.

At April 30, 2014, the cost of investment securities for tax purposes was $18,170,097,000. Net unrealized appreciation of investment securities for tax purposes was $5,034,001,000, consisting of unrealized gains of $5,085,836,000 on securities that had risen in value since their purchase and $51,835,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2014

VANGUARD SPECIALIZED FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 19, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.